Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2024		2023		2022
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	1,656,365	Ps.	2,576,256	Ps.	3,336,420
Receivables, net	Credit and exchange rate		1,845,965		1,298,399		1,266,110

		December 31,
Financial liabilities	Risk classification	2024		2023		2022
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	11,281,880	Ps.	10,676,708	Ps.	10,184,336
Trade accounts payable(1)	Liquidity	Ps.	610,375	Ps.	385,503	Ps.	326,290
Accrued interest	Liquidity	Ps.	239,753	Ps.	204,843	Ps.	147,115
Short-term and long-term financial leasing	Liquidity	Ps.	178,990	Ps.	198,844	Ps.	208,205
Accounts payable to related parties	Liquidity	Ps.	570,576	Ps.	452,933	Ps.	286,479
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps.79,574, Ps.66,347 and Ps.56,760 as of December 31, 2024, 2023 and 2022, respectively.

Schedule of long-term debt at fixed and variable interest rates

	December 31,
	2024		2023		2022
Long-term debt	Ps.	10,700,000	Ps.	10,700,000	Ps.	9,000,000
% Fixed rate debt		68.8%		68.8%		70%
% Variable rate debt (1)		31.2%		31.2%		30%
(1)	Long-term debt contracted during 2024, 2023 and 2022 has a 28-day TIIE reference rate.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies	The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2024		2023		2022		2024		2023		2022
U.S. dollars	U.S.$	(5,186)	U.S.$	(3,832)	U.S.$	(6,472)	U.S.$	23,379	U.S.$	19,835	U.S.$	5,569

Schedule of transactions in U.S. dollars

	December 31,
	2024		2023		2022
Revenues	U.S.$	14,733	U.S.$	9,745	U.S.$	6,967
Expenses
Technical assistance	U.S.$	4,807	U.S.$	4,010	U.S.$	3,766
Insurance		6,873		118		1,150
Purchase of machinery and maintenance		25,707		22,717		18,890
Software		3,545		2,181		909
Professional services, fees and subscriptions		2,137		4,353		3,991
Construction of industrial warehouse		—		—		50,767
Other		11,747		61,636		11,981

Schedule of pertinent exchange rate information

	December 31,
	2024		2023		2022
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	20.7862	Ps.	16.9190	Ps.	19.4715

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

As of December 31, 2024	2025		2026-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,040,226		1,641,749		1,089,058		3,771,033
Short-term debt		600,000		—		—		600,000
Trade accounts payable		610,375		—		—		610,375
Interest Payable		239,753		—		—		239,753
Lease Liabilities(2)		19,022		159,968		—		178,990
Accounts payable with related parties		350,076		220,500		—		570,576
Total	Ps.	2,859,452	Ps.	5,362,217	Ps.	8,449,058	Ps.	16,670,727

As of December 31, 2023	2024		2025-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,050,856		2,577,708		1,089,058		4,717,622
Trade accounts payable		385,503		—		—		385,503
Interest Payable		204,843		—		—		204,843
Lease Liabilities(2)		44,928		153,916		—		198,844
Accounts payable with related parties		452,933		—		—		452,933
Total	Ps.	2,139,063	Ps.	6,071,624	Ps.	8,449,058	Ps.	16,659,745

As of December 31, 2022	2023		2024-2026		2027-2029		Total
Long-term debt	Ps.	1,500,000	Ps.	1,000,000	Ps.	6,500,000	Ps.	9,000,000
Interest(1)		804,897		1,880,865		770,175		3,455,937
Short-term debt		1,200,000		—		—		1,200,000
Trade accounts payable		332,287		—		—		332,287
Interest Payable		147,115		—		—		147,115
Lease Liabilities(2)		33,446		174,759		—		208,205
Accounts payable with related parties		286,479		—		—		286,479
Total	Ps.	4,304,224	Ps.	3,055,624	Ps.	7,270,175	Ps.	14,630,023
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

Schedule of fair value and carrying value of long term debt

December 31, 2024				December 31, 2023				December 31, 2022
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	10,700,000	Ps.	10,294,490	Ps.	10,700,000	Ps.	10,405,840	Ps.	9,000,000	Ps.	9,740,228

	Hierarchy of fair value as of December 31, 2024
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,294,490	Ps.	—	Ps.	—	Ps.	10,294,490

	Hierarchy of fair value as of December 31, 2023
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,405,840	Ps.	—	Ps.	—	Ps.	10,405,840

	Hierarchy of fair value as of December 31, 2022
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	9,740,228	Ps.	—	Ps.	—	Ps.	9,740,228
(1)	The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange